Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Statutory tax rate			21.00%	21.00%
Change in Valuation allowance			$ 28,900,000	$ 27,800,000
Net operating losses deduction in valuation allowance			$ 3,200,000
NOLs generated before 2020, carryforward term			10 years
NOLs generated after 2020, carryforward term			15 years
Uncertain tax positions			$ 0
Effective tax rate	0.00%	0.25%	0.56%	(1.01%)
Income tax benefit (expense)	$ 0	$ 3,500	$ 74,000	$ (82,067)
U.S
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 4,600,000
Open tax year			2019 2020 2021 2022
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 4,300,000
Open tax year			2019 2020 2021 2022
Korean
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards			$ 99,900,000
Operating loss carryforwards expiration year			2025
Open tax year			2017 2018 2019 2020 2021 2022